MainStay Income Builder Fund
MainStay Income Builder Fund

MAINSTAY GROUP OF FUNDS

MainStay Balanced Fund
MainStay Income Builder Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated October 4, 2019 (“Supplement”) to the
Summary Prospectuses and Prospectus, each dated February 28, 2019, as supplemented, and Statement of Additional Information, dated February 28, 2019, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Prospectus and SAI.

The following changes are effective November 4, 2019:

1.	Investments of $250,000 or more (and certain other qualified purchases) in Class A and Investor Class shares of the Funds are not subject to an initial sales charge. However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Investments in Class C shares of the Funds are subject to a purchase maximum of $250,000.

2.	Fees and Expenses of the Fund and Example. Each Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

Fee and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay Income Builder Fund	Class A		INVESTOR CLASS		Class B [1]	Class C	Class I	Class R2	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		3.00%		none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay Income Builder Fund		Class A	INVESTOR CLASS	Class B [2]	Class C	Class I	Class R2	Class R3	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%	0.50%	none
Other Expenses		0.15%	0.28%	0.28%	0.28%	0.15%	0.25%	0.25%	0.05%
Total Annual Fund Operating Expenses		1.01%	1.14%	1.89%	1.89%	0.76%	1.11%	1.36%	0.66%
[1]	The management fee is as follows: 0.64% on assets up to $500 million; 0.60% on assets from $500 million up to $1 billion; 0.575% on assets from $1 billion up to $5 billion; and 0.565% on assets over $5 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

Example
Assuming redemption at end of period
Expense Example - MainStay Income Builder Fund - USD ($)	Class A	INVESTOR CLASS	Class B	Class C	Class I	Class R2	Class R3	Class R6
1 Year	$ 400	$ 413	$ 692	$ 292	$ 78	$ 113	$ 138	$ 67
3 Years	612	651	894	594	243	353	431	211
5 Years	841	909	1,221	1,021	422	612	745	368
10 Years	$ 1,499	$ 1,645	$ 2,016	$ 2,212	$ 942	$ 1,352	$ 1,635	$ 822

Assuming no redemption
Expense Example No Redemption - MainStay Income Builder Fund - USD ($)	Class B	Class C
1 Year	$ 192	$ 192
3 Years	594	594
5 Years	1,021	1,021
10 Years	$ 2,016	$ 2,212

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.